Stock Warrants (Details Narrative) - 2014 Note [Member] - $ / shares	Aug. 31, 2014	Aug. 25, 2014
Number of warrants issued to purchase common stock		800,000
Common stock per share		$ 0.25
Warrant Purchase Agreement [Member]
Number of warrants issued to purchase common stock	800,000
Common stock per share	$ 0.25